Exceptional items and remeasurements (Tables)	12 Months Ended
Mar. 31, 2018
Exceptional Items And Remeasurements [Abstract]
Schedule of exceptional items and remeasurements from continuing operations
Exceptional items and remeasurements from continuing operations

	2018	2017	2016
	£m	£m	£m
Included within operating profit
Exceptional items:
Environmental charges	—	(526)	—
Gas holder demolition costs	—	(107)	—
Final settlement of LIPA MSA Transition	26	—	—
	26	(633)	—
Remeasurements – commodity contract derivatives	10	68	11
	36	(565)	11
Included within finance costs
Remeasurements – net gains/(losses) on derivative financial instruments	229	(58)	(99)
Included within share of post-tax results of joint ventures and associates
Remeasurements – net gains on financial instruments	1	—	—
Exceptional items:
Deferred tax arising on the reduction in US corporation tax rate	5	—	—
Impairment of investment in Quadgas HoldCo Limited	(213)	—	—
	(207)	—	—
Total included within profit before tax	58	(623)	(88)
Included within tax
Exceptional items – credits arising on items not included in profit before tax:
Deferred tax arising on the reduction in the UK corporation tax rate	—	94	162
Deferred tax arising on the reduction in the US corporation tax rate	1,510	—	—
Tax on exceptional items	(9)	227	—
Tax on remeasurements	(28)	(29)	15
	1,473	292	177
Total exceptional items and remeasurements after tax	1,531	(331)	89
Analysis of total exceptional items and remeasurements after tax
Exceptional items after tax	1,319	(312)	162
Remeasurements after tax	212	(19)	(73)
Total exceptional items and remeasurements after tax	1,531	(331)	89